Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Table of Earnings Per Share

Accounts	December 31, 2019	December 31, 2018	December 31, 2017

Numerator:
Profit (Loss) attributable to owners of the Bank	16,027,533	(2,291,690)	2,928,692
Profit (Loss) attributable to owners of the Bank adjusted to reflect the effect of dilution	16,027,533	(2,291,690)	2,928,692

Denominator:
Weighted average of outstanding ordinary shares for the year	612,671,108	612,659,638	569,909,668
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,671,108	612,659,638	569,909,668
Basic earnings per share (1)	26.1601	(3.7406)	5.1389
Diluted earnings per share (1)	26.1601	(3.7406)	5.1389

(1)	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.